FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-derivatives:
Cash and cash equivalents, carrying value	[1]	$ 129,135	$ 28,919	$ 33,811	$ 34,324
Trade accounts receivable, carrying value		2,467		767
Current portion of long-term debt and short-term debt, carrying value		(180,065)		(338,501)
Long-term debt, carrying value		(958,237)		(292,322)
Derivatives:
Deferred finance charges		6,186		1,595
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents, carrying value		129,135		33,811
Restricted cash and short-term deposits, carrying value		3,942		44,091
Trade accounts receivable, carrying value		2,467		767
Trade accounts payable, carrying value		(2,576)		(2,441)
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents, fair value		129,135		33,811
Restricted cash and short-term deposits, fair value		3,942		44,091
Trade accounts receivable, fair value		2,467		767
Trade accounts payable, fair value		(2,576)		(2,441)
Level 2 | Carrying value
Non-derivatives:
Current portion of long-term debt and short-term debt, carrying value		(181,694)		(338,988)
Long-term debt, carrying value		(962,794)		(293,430)
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt, fair value		(181,694)		(338,988)
Long-term debt, fair value		(962,794)		(293,430)
Level 2 | Interest rate swap | Carrying value
Derivatives:
Interest rate swaps asset		8,736		0
Interest rate swaps liability		(385)		0
Level 2 | Interest rate swap | Fair value
Derivatives:
Interest rate swaps asset		8,736		0
Interest rate swaps liability		$ (385)		$ 0

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.